Income Tax - Summary of Income Tax Reconciliation Using Composite Statutory Income Tax Rate Applicable by Tax Jurisdictions (Parenthetical) (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2020	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of tax reconciliation using composite statutory income tax rate applicable by tax jurisdictions [line Items]
Income tax rate				31.90%	24.90%	38.20%
Change in tax rate				€ (11)	€ (6)
United States [member]
Disclosure of tax reconciliation using composite statutory income tax rate applicable by tax jurisdictions [line Items]
Income tax rate			27.00%	40.00%	40.00%	40.00%
Change in tax rate				€ (16)
France [member]
Disclosure of tax reconciliation using composite statutory income tax rate applicable by tax jurisdictions [line Items]
Income tax rate	25.82%	28.92%		39.20%	34.43%	38.00%